INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Balance at beginning of the period	$ 176,893,136	$ 173,783,956
Additions	5,307,161	4,674,722
Amortization of the period	(5,944,246)	(5,474,971)
Foreign currency translation	35,997	(240,194)
Balance at end of the period	176,292,048	172,743,513
HB4 and breeding program
Intangible assets
Balance at beginning of the period	35,574,371	31,679,681
Additions	2,392,794	1,729,439
Amortization of the period	(1,051,883)	(855,094)
Balance at end of the period	36,915,282	32,554,026
Integrated seed products
Intangible assets
Balance at beginning of the period	2,681,826	2,841,008
Amortization of the period	(97,479)	(86,762)
Foreign currency translation	47,642	(238,121)
Balance at end of the period	2,631,989	2,516,125
Microbiology product
Intangible assets
Balance at beginning of the period	41,187,249	37,295,460
Additions		1,002,180
Amortization of the period	(1,813,650)	(1,402,972)
Foreign currency translation		(1,296)
Balance at end of the period	39,373,599	36,893,372
Microbiological products in progress
Intangible assets
Balance at beginning of the period	10,452,861	12,213,341
Additions	2,629,995	1,723,274
Foreign currency translation	(6,916)	(365)
Balance at end of the period	13,075,940	13,936,250
Trademarks and patents
Intangible assets
Balance at beginning of the period	47,906,064	51,933,444
Additions	133,595	1,288
Amortization of the period	(2,040,315)	(2,332,908)
Balance at end of the period	45,999,344	49,601,824
Trademarks and patents with indefinite useful lives
Intangible assets
Balance at beginning of the period	10,045,294	7,827,309
Foreign currency translation	(4,626)
Balance at end of the period	10,040,668	7,827,309
Software
Intangible assets
Balance at beginning of the period	1,827,983	1,638,519
Additions		218,541
Transfers	137,598
Amortization of the period	(255,684)	(282,764)
Foreign currency translation	(103)	(352)
Balance at end of the period	1,709,794	1,573,944
Software in progress
Intangible assets
Balance at beginning of the period	580,728	349,171
Additions	150,777
Transfers	(137,598)
Foreign currency translation		(60)
Balance at end of the period	593,907	349,111
Customer loyalty
Intangible assets
Balance at beginning of the period	21,636,760	23,006,023
Amortization of the period	(685,235)	(514,471)
Balance at end of the period	20,951,525	22,491,552
RG/RS/OX Wheat
Intangible assets
Balance at beginning of the period	5,000,000	5,000,000
Balance at end of the period	$ 5,000,000	$ 5,000,000